26. CAPITAL AND RESERVES (Details) - shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Capital And Reserves Details
No. of subscribed shares	747,005,982	747,005,982	747,005,982
No. of paid shares	747,005,982	747,005,982
No. of voting right shares	747,005,982	747,005,982